UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21809

Nuveen S&P 500 Dynamic Overwrite Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

SPXX

Nuveen S&P 500 Dynamic Overwrite Fund
Portfolio of Investments	September 30, 2017 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 102.2%

	COMMON STOCKS – 100.0%

	Aerospace & Defense – 2.4%

8,860	Boeing Company	$2,252,301
4,500	Lockheed Martin Corporation	1,396,305
6,361	Raytheon Company	1,186,835
12,156	United Technologies Corporation, (2)	1,411,068
	Total Aerospace & Defense	6,246,509

	Air Freight & Logistics – 0.7%

15,007	United Parcel Service, Inc., Class B	1,802,191

	Airlines – 0.3%

8,915	Alaska Air Group, Inc.	679,947
7,400	JetBlue Airways Corporation, (3)	137,122
	Total Airlines	817,069

	Auto Components – 0.1%

7,910	Cooper Tire & Rubber	295,834

	Automobiles – 0.5%

79,596	Ford Motor Company, (2)	952,764
1,096	Tesla Motors Inc., (3)	373,846
	Total Automobiles	1,326,610

	Banks – 7.4%

142,200	Bank of America Corporation, (2)	3,603,348
40,300	Citigroup Inc.	2,931,422
12,643	Comerica Incorporated	964,155
12,783	Fifth Third Bancorp.	357,668
49,105	Huntington BancShares Inc.	685,506
51,100	JPMorgan Chase & Co.	4,880,561
33,673	Regions Financial Corporation	512,840
33,569	U.S. Bancorp	1,798,963
58,700	Wells Fargo & Company	3,237,305
	Total Banks	18,971,768

	Beverages – 2.1%

58,100	Coca-Cola Company, (2)	2,615,081
24,800	PepsiCo, Inc.	2,763,464
	Total Beverages	5,378,545

	Biotechnology – 3.2%

20,942	AbbVie Inc.	1,860,906
4,000	Alexion Pharmaceuticals Inc., (3)	561,160
11,602	Amgen Inc., (2)	2,163,193
100	Bioverativ, Inc., (3)	5,707
13,800	Celgene Corporation, (3)	2,012,316
20,500	Gilead Sciences, Inc., (2)	1,660,910
	Total Biotechnology	8,264,192

	Capital Markets – 2.6%

26,500	Charles Schwab Corporation	1,159,110
5,681	CME Group, Inc.	770,798
16,013	Federated Investors Inc.	475,586
7,570	Goldman Sachs Group, Inc.	1,795,528

NUVEEN	1

SPXX	Nuveen S&P 500 Dynamic Overwrite Fund
	Portfolio of Investments (continued)	September 30, 2017 (Unaudited)

Shares	Description (1)	Value

	Capital Markets (continued)

13,620	Intercontinental Exchange Group, Inc.	$935,694
30,033	Morgan Stanley	1,446,690
	Total Capital Markets	6,583,406

	Chemicals – 2.3%

100	Chemours Company	5,061
36,749	DowDuPont, Inc.	2,544,133
8,790	Eastman Chemical Company	795,407
9,340	Monsanto Company	1,119,119
8,226	Olin Corporation	281,740
10,420	PPG Industries, Inc.	1,132,237
	Total Chemicals	5,877,697

	Commercial Services & Supplies – 0.3%

10,103	Deluxe Corporation	737,115

	Communications Equipment – 1.2%

73,500	Cisco Systems, Inc., (2)	2,471,805
8,242	Motorola Solutions Inc.	699,499
	Total Communications Equipment	3,171,304

	Construction & Engineering – 0.0%

100	Dycom Industries Inc., (3)	8,588

	Consumer Finance – 0.5%

15,373	American Express Company	1,390,642

	Containers & Packaging – 0.3%

9,130	Avery Dennison Corporation	897,844

	Distributors – 0.1%

3,543	LKQ Corporation, (3)	127,513

	Diversified Financial Services – 1.4%

20,000	Berkshire Hathaway Inc., Class B, (3)	3,666,400

	Diversified Telecommunication Services – 2.2%

75,400	AT&T Inc., (2)	2,953,418
5,000	Frontier Communications Corporation	58,950
55,000	Verizon Communications Inc., (2)	2,721,950
	Total Diversified Telecommunication Services	5,734,318

	Electric Utilities – 0.9%

20,000	Duke Energy Corporation	1,678,400
5,900	Great Plains Energy Incorporated	178,770
2,900	IDACORP, INC	254,997
6,400	PNM Resources Inc.	257,920
100	Westar Energy Inc.	4,960
	Total Electric Utilities	2,375,047

	Electrical Equipment – 0.9%

6,600	Eaton PLC	506,814
10,100	Emerson Electric Company	634,684
6,854	Rockwell Automation, Inc.	1,221,451
	Total Electrical Equipment	2,362,949

	Electronic Equipment, Instruments & Components – 0.4%

100	Coherent Inc., (3)	23,517
35,466	Corning Incorporated	1,061,143
	Total Electronic Equipment, Instruments & Components	1,084,660

2	NUVEEN

Shares	Description (1)	Value

	Energy Equipment & Services – 0.6%

6,800	Diamond Offshore Drilling, Inc.	$98,600
16,700	Ensco PLC	99,699
100	Oil States International Inc., (3)	2,535
18,006	Schlumberger Limited	1,256,099
7,400	Superior Energy Services, Inc.	79,032
9,300	Transocean Inc.	100,068
	Total Energy Equipment & Services	1,636,033

	Equity Real Estate Investment Trusts – 1.7%

100	Alexander & Baldwin Inc.	4,633
100	Camden Property Trust	9,145
100	CoreCivic, Inc.	2,677
4,500	Corporate Office Properties	147,735
2,000	CyrusOne Inc.	117,860
3,600	DCT Industrial Trust Inc.	208,512
4,500	Douglas Emmett Inc.	177,390
3,800	Education Realty Trust Inc.	136,534
2,900	Entertainment Properties Trust	202,246
100	First Industrial Realty Trust, Inc.	3,009
100	Geo Group Inc.	2,690
5,100	Healthcare Realty Trust, Inc.	164,934
3,600	JBG Smith Properties, (3)	123,156
100	Kilroy Realty Corporation	7,112
100	Lamar Advertising Company	6,853
100	LaSalle Hotel Properties	2,902
1,700	Life Storage, Inc.	139,077
100	Mack-Cali Realty Corporation	2,371
3,800	National Retail Properties, Inc.	158,308
20,277	Omega Healthcare Investors Inc.	647,039
100	Quality Care Properties, Inc., (3)	1,550
13,600	Sabra Health Care Real Estate Investment Trust Inc.	298,384
9,800	Tanger Factory Outlet Centers	239,316
3,400	Taubman Centers Inc.	168,980
3,600	Uniti Group, Inc.	52,776
6,200	Urban Edge Properties	149,544
11,600	Ventas Inc.	755,508
19,100	Washington Prime Group, Inc.	159,103
8,800	Weingarten Realty Trust	279,312
	Total Equity Real Estate Investment Trusts	4,368,656

	Food & Staples Retailing – 1.8%

18,974	CVS Health Corporation	1,542,966
100	Sprouts Farmers Market Inc., (3)	1,877
17,716	Walgreens Boots Alliance Inc.	1,368,029
23,802	Wal-Mart Stores, Inc.	1,859,888
	Total Food & Staples Retailing	4,772,760

	Food Products – 0.5%

13,960	Archer-Daniels-Midland Company	593,440
17,628	ConAgra Foods, Inc.	594,769
100	Hain Celestial Group Inc., (3)	4,115
100	Post Holdings Inc., (3)	8,827
100	Treehouse Foods Inc., (3)	6,773
	Total Food Products	1,207,924

	Health Care Equipment & Supplies – 1.8%

27,082	Abbott Laboratories	1,445,095
41,253	Boston Scientific Corporation, (3)	1,203,350
100	Masimo Corporation, (3)	8,656
25,000	Medtronic, PLC	1,944,250
	Total Health Care Equipment & Supplies	4,601,351

NUVEEN	3

SPXX	Nuveen S&P 500 Dynamic Overwrite Fund
	Portfolio of Investments (continued)	September 30, 2017 (Unaudited)

Shares	Description (1)	Value

	Health Care Providers & Services – 3.0%

1,600	Acadia Healthcare Company Inc., (3)	$76,416
9,258	Aetna Inc.	1,472,115
4,648	Anthem Inc.	882,562
2,896	Humana Inc.	705,552
6,974	Laboratory Corporation of America Holdings, (3)	1,052,865
100	Lifepoint Health Inc., (3)	5,790
4,815	McKesson HBOC Inc.	739,632
100	Medax Inc., (3)	4,312
3,400	Tenet Healthcare Corporation, (3)	55,862
13,800	UnitedHealth Group Incorporated	2,702,730
	Total Health Care Providers & Services	7,697,836

	Health Care Technology – 0.0%

100	Medidata Solutions, Inc., (3)	7,806

	Hotels, Restaurants & Leisure – 1.7%

2,278	Dominos Pizza Inc.	452,297
15,000	McDonald’s Corporation	2,350,200
28,308	Starbucks Corporation	1,520,423
	Total Hotels, Restaurants & Leisure	4,322,920

	Household Durables – 0.6%

100	CalAtlantic Group Inc.	3,663
7,400	KB Home	178,488
12,864	Newell Brands Inc.	548,907
1,200	Tempur Sealy International, Inc., (3)	77,424
100	Toll Brothers Inc.	4,147
4,141	Whirlpool Corporation	763,766
	Total Household Durables	1,576,395

	Household Products – 2.0%

17,234	Colgate-Palmolive Company	1,255,497
9,737	Kimberly-Clark Corporation	1,145,850
31,000	Procter & Gamble Company	2,820,380
	Total Household Products	5,221,727

	Industrial Conglomerates – 2.9%

10,404	3M Co.	2,183,800
135,400	General Electric Company, (2)	3,273,972
13,978	Honeywell International Inc.	1,981,242
	Total Industrial Conglomerates	7,439,014

	Insurance – 2.9%

19,900	American International Group, Inc.	1,221,661
15,990	Arthur J. Gallagher & Co.	984,184
1,363	Brighthouse Financial, Inc., (3)	82,870
8,555	FNF Group	406,020
17,377	Marsh & McLennan Companies, Inc.	1,456,366
15,000	MetLife, Inc.	779,250
10,189	Prudential Financial, Inc.	1,083,294
1,700	Reinsurance Group of America Inc.	237,201
11,000	Travelers Companies, Inc.	1,347,720
	Total Insurance	7,598,566

	Internet & Direct Marketing Retail – 3.0%

5,380	Amazon.com, Inc., (3)	5,172,063
6,300	NetFlix.com Inc., (3)	1,142,505
790	Priceline Group Incorporated, (3)	1,446,348
	Total Internet & Direct Marketing Retail	7,760,916

4	NUVEEN

Shares	Description (1)	Value

	Internet Software & Services – 6.1%

6,211	Akamai Technologies, Inc., (3)	$302,600
4,120	Alphabet Inc., Class A, (3)	4,011,726
4,320	Alphabet Inc., Class C Shares, (3)	4,143,355
2,708	Cars.com Incorporated, (3)	72,060
22,900	eBay Inc., (3)	880,734
32,300	Facebook Inc., Class A Shares, (2), (3)	5,519,101
7,124	VeriSign, Inc., (3)	757,922
	Total Internet Software & Services	15,687,498

	IT Services – 4.1%

2,575	DXC Technology Company	221,141
12,964	Fidelity National Information Services	1,210,708
2,000	Henry Jack and Associates Inc.	205,580
10,000	International Business Machines Corporation, (2)	1,450,800
19,200	MasterCard, Inc.	2,711,040
19,800	PayPal Holdings, Inc., (3)	1,267,794
32,300	Visa Inc.	3,399,252
	Total IT Services	10,466,315

	Leisure Products – 0.0%

100	Polaris Industries Inc.	10,463

	Life Sciences Tools & Services – 0.7%

1,983	Bio-Techne Corporation	239,725
8,677	Thermo Fisher Scientific, Inc.	1,641,688
	Total Life Sciences Tools & Services	1,881,413

	Machinery – 2.4%

12,391	Caterpillar Inc.	1,545,282
4,049	Cummins Inc.	680,353
7,146	Deere & Company	897,466
9,843	Illinois Tool Works, Inc., (2)	1,456,370
9,551	Pentair Limited	649,086
3,300	Snap-on Incorporated	491,733
3,000	Stanley Black & Decker Inc.	452,910
	Total Machinery	6,173,200

	Media – 2.5%

100	AMC Networks Inc., Class A Shares, (3)	5,847
12,544	CBS Corporation, Class B	727,552
75,890	Comcast Corporation, Class A, (2)	2,920,247
19,635	Regal Entertainment Group, Class A	314,160
8,126	TEGNA Inc.	108,320
25,000	Walt Disney Company	2,464,250
	Total Media	6,540,376

	Metals & Mining – 0.3%

100	Allegheny Technologies, Inc.	2,390
100	Compass Minerals International, Inc.	6,490
31,558	Freeport-McMoRan, Inc.	443,074
1,000	Royal Gold, Inc.	86,040
3,337	Southern Copper Corporation	132,679
200	United States Steel Corporation	5,132
	Total Metals & Mining	675,805

	Multiline Retail – 0.3%

900	Dillard’s, Inc., Class A	50,463
14,208	Target Corporation	838,414
	Total Multiline Retail	888,877

NUVEEN	5

SPXX	Nuveen S&P 500 Dynamic Overwrite Fund
	Portfolio of Investments (continued)	September 30, 2017 (Unaudited)

Shares	Description (1)	Value

	Multi-Utilities – 1.3%

20,000	CenterPoint Energy, Inc., (2)	$584,200
13,676	Consolidated Edison, Inc.	1,103,380
20,000	Dominion Resources, Inc.	1,538,600
100	Northwestern Corporation	5,694
	Total Multi-Utilities	3,231,874

	Oil, Gas & Consumable Fuels – 5.5%

24,500	Chevron Corporation, (2)	2,878,750
20,462	ConocoPhillips	1,024,123
100	CONSOL Energy Inc.	1,694
100	Energen Corporation	5,468
10,972	EOG Resources, Inc.	1,061,431
55,300	Exxon Mobil Corporation	4,533,494
5,500	Gulfport Energy Corporation, (3)	78,870
8,000	Hess Corporation	375,120
31,000	Marathon Oil Corporation	420,360
11,172	Marathon Petroleum Corporation	626,526
100	Matador Resources Company, (3)	2,715
16,016	Occidental Petroleum Corporation	1,028,387
7,102	ONEOK, Inc.	393,522
100	PBF Energy Inc.	2,761
9,273	Phillips 66	849,500
8,800	QEP Resources Inc.	75,416
3,100	SM Energy Company	54,994
9,100	Southwestern Energy Company, (3)	55,601
8,856	Valero Energy Corporation	681,292
6,800	WPX Energy Inc., (3)	78,200
	Total Oil, Gas & Consumable Fuels	14,228,224

	Pharmaceuticals – 5.5%

5,100	Allergan PLC, (2)	1,045,245
24,190	Bristol-Myers Squibb Company	1,541,871
14,900	Eli Lilly and Company	1,274,546
2,000	Jazz Pharmaceuticals, Inc., (3)	292,500
34,700	Johnson & Johnson	4,511,347
35,860	Merck & Company Inc.	2,296,116
9,340	Mylan NV, (3)	292,996
78,800	Pfizer Inc.	2,813,160
	Total Pharmaceuticals	14,067,781

	Real Estate Management & Development – 0.1%

1,900	Jones Lang LaSalle Inc.	234,650

	Road & Rail – 0.8%

1,900	Avis Budget Group Inc., (3)	72,314
16,145	Union Pacific Corporation, (2)	1,872,336
	Total Road & Rail	1,944,650

	Semiconductors & Semiconductor Equipment – 3.6%

12,690	Analog Devices, Inc.	1,093,497
100	First Solar Inc., (3)	4,588
62,800	Intel Corporation, (2)	2,391,424
12,219	Microchip Technology Incorporated	1,097,022
9,215	NVIDIA Corporation	1,647,366
22,796	QUALCOMM, Inc.	1,181,745
100	Synaptics, Inc., (3)	3,918
100	Teradyne Inc.	3,729
21,784	Texas Instruments Incorporated	1,952,718
	Total Semiconductors & Semiconductor Equipment	9,376,007

6	NUVEEN

Shares	Description (1)	Value

	Software – 4.7%

6,686	Autodesk, Inc., (3)	$750,570
5,653	CDK Global Inc.	356,648
6,833	Electronic Arts Inc., (3)	806,704
4,117	Micro Focus International, (3)	131,332
100,700	Microsoft Corporation, (2)	7,501,143
46,670	Oracle Corporation, (2)	2,256,494
2,500	ServiceNow Inc., (3)	293,825
100	Take-Two Interactive Software, Inc., (3)	10,223
	Total Software	12,106,939

	Specialty Retail – 2.8%

8,407	Best Buy Co., Inc.	478,863
5,900	Dick’s Sporting Goods Inc.	159,359
20,000	Home Depot, Inc., (2)	3,271,200
8,369	L Brands Inc.	348,234
20,000	Lowe’s Companies, Inc.	1,598,800
4,925	Tiffany & Co.	452,016
10,968	TJX Companies, Inc.	808,671
2,900	Urban Outfitters, Inc., (3)	69,310
	Total Specialty Retail	7,186,453

	Technology Hardware, Storage & Peripherals – 4.4%

65,300	Apple, Inc., (2)	10,064,036
29,981	Hewlett Packard Enterprise Co	441,020
39,353	HP Inc., (2)	785,486
	Total Technology Hardware, Storage & Peripherals	11,290,542

	Textiles, Apparel & Luxury Goods – 0.5%

100	Deckers Outdoor Corporation, (3)	6,841
11,500	Nike, Inc., Class B	596,275
100	Skechers USA Inc., (3)	2,509
10,552	VF Corporation, (2)	670,791
	Total Textiles, Apparel & Luxury Goods	1,276,416

	Tobacco – 1.8%

26,349	Altria Group, Inc.	1,671,054
6,869	British American Tobacco PLC	428,969
23,490	Philip Morris International	2,607,625
	Total Tobacco	4,707,648

	Trading Companies & Distributors – 0.3%

3,613	W.W. Grainger, Inc.	649,437

	Water Utilities – 0.0%

100	Aqua America Inc.	3,319
	Total Common Stocks (cost $141,770,018)	257,959,992

Shares	Description (1), (4)	Value

	EXCHANGE-TRADED FUNDS – 2.2%

23,000	SPDR S&P 500 ETF Trust	$5,778,290
	Total Exchange-Traded Funds (cost $5,681,346)	5,778,290
	Total Long-Term Investments (cost $147,451,364)	263,738,282

NUVEEN	7

SPXX	Nuveen S&P 500 Dynamic Overwrite Fund
	Portfolio of Investments (continued)	September 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 0.0%

	REPURCHASE AGREEMENTS – 0.0%

$146	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/29/17, repurchase price $146,003, collateralized by $150,000 U.S. Treasury Notes, 2.250%, due 2/15/27, value $149,740	0.120%	10/02/17	$146,002
	Total Short-Term Investments (cost $146,002)			146,002
	Total Investments (cost $147,597,366) – 102.2%			263,884,284
	Other Assets Less Liabilities – (2.2)% (5)			(5,805,441)
	Net Assets – 100%			$258,078,843

Investments in Derivatives as of September 30, 2017

Options Purchased

Call Options

Description (6)	Number of Contracts	Notional Amount (7)	Exercise Price	Expiration Date	Value
CBOE Volatility Index®	100	$130,000	$13	10/18/17	$6,500
CBOE Volatility Index®	100	120,000	12	10/18/17	9,000
iShares Silver Trust®	200	320,000	16	10/20/17	3,100
Total Call Options Purchased (premiums paid $28,509)	400	$570,000			$18,600

Put Options

Description (6)	Number of Contracts	Notional Amount (7)	Exercise Price	Expiration Date	Value
S&P 500® Index	22	$5,390,000	$2,450	10/20/17	$8,800
Total Put Options Purchased (premiums paid $19,405)	22	$5,390,000			$8,800

Options Written

Call Options

Description (6)	Number of Contracts	Notional Amount (7)	Exercise Price	Expiration Date	Value
CBOE Volatility Index®	(100)	$(160,000)	$16	10/18/17	$(3,500)
NASDAQ 100® Index	(9)	(5,400,000)	6,000	10/20/17	(47,115)
Russell 2000 Index®	(38)	(5,472,000)	1,440	10/20/17	(214,700)
S&P 500® Index	(544)	(136,000,000)	2,500	10/20/17	(1,534,080)
Total Call Options Written (premiums received $1,206,630)	(691)	$(147,032,000)			$(1,799,395)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

8	NUVEEN

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$257,959,992	$—	$—	$257,959,992
Exchange-Traded Funds	5,778,290	—	—	5,778,290

Short-Term Investments:
Repurchase Agreements	—	146,002	—	146,002

Investments in Derivatives:
Options Purchased	27,400	—	—	27,400
Options Written	(1,799,395)	—	—	(1,799,395)
Total	$261,966,287	$146,002	$—	$262,112,289

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income, timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mark-to-market) on options contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of September 30, 2017.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of investments	$147,597,366
Gross unrealized:
Appreciation	$122,859,569
Depreciation	(6,572,651)
Net unrealized appreciation (depreciation) of investments	$116,286,918

Tax cost of options purchased	$ 27,400
Net unrealized appreciation (depreciation) on options purchased	$—

Tax cost of options written	$(1,799,395)
Net unrealized appreciation (depreciation) on options written	$—

NUVEEN	9

SPXX	Nuveen S&P 500 Dynamic Overwrite Fund
	Portfolio of Investments (continued)	September 30, 2017 (Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages in the Portfolio of Investments are based on net assets.

(2)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	A copy of the most recent financial statements for these exchange-traded funds can be obtained directly from the Securities and Exchange Commission or on its website http://www.sec.gov.

(5)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable. Other assets less liabilities also includes the value of options.

(6)	Exchange-traded, unless otherwise noted.

(7)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.

10	NUVEEN

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen S&P 500 Dynamic Overwrite Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: November 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: November 29, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2017